Income Taxes (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax expense (benefit):
Current year	$ 1,444,698	$ 3,719,483	$ 1,601,384
Adjustment to prior years and others	(1,772,898)	246,264	879,337
Current income tax expense (benefit)	(328,200)	3,965,747	2,480,721
Deferred tax expense (benefit):
Temporary differences	(632,785)	(1,271,415)	(98,137)
Investment tax credit and tax losses carryforwards	1,998,662	(3,819,489)	49,961
Effect of changes in statutory income tax rate	(715,303)	0	0
Deferred tax expense (benefit)	650,574	(5,090,904)	(48,176)
Income tax expense (benefit)	$ 322,374	$ (1,125,157)	$ 2,432,545